Shareholder Equity (Details) - Schedule of share-based compensation related to equity plans - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Share Based Compensation Related To Equity Plans Abstract
Cost of sales	$ 62,099	$ 7,940
Technology and development	59,734	19,226
Sales, general and administrative	2,179,902	3,860,686
Total	$ 2,301,735	$ 3,887,852